Income Taxes (Details 6) (IRS, USD $) In Millions, unless otherwise specified	0 Months Ended
Oct. 31, 2010
Income tax examination
Estimated interest (pretax)	$ 16
Disputed adjustments	59
First Data
Income tax examination
Estimated interest (pretax)	9
Disputed adjustments	40
Western Union
Income tax examination
Estimated interest (pretax)	7
Disputed adjustments	19
Undisputed
Income tax examination
Undisputed income taxes due	40
Estimated interest (pretax)	$ 16